Annual Total Returns - BlackRock LifePath Index 2065 Fund (Investor A, Institutional) [BarChart]	Apr. 30, 2021
Institutional Shares and Investor A Shares | BlackRock LifePath Index 2065 Fund | Investor A Shares
Bar Chart Table:
Annual Return 2020	15.14%